Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions, ₨ in Billions							1 Months Ended						6 Months Ended
	Jul. 04, 2022 USD ($)	May 06, 2022 EUR (€)	Feb. 01, 2022 EUR (€)	May 20, 2021 EUR (€)	Nov. 08, 2019 EUR (€)	Jun. 30, 2016 USD ($)	Sep. 30, 2022 USD ($)	Aug. 31, 2022 INR (₨)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Mar. 31, 2013 EUR (€)	Sep. 30, 2021 JPY (¥)	Dec. 16, 2022 JPY (¥)	Sep. 30, 2022 JPY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 JPY (¥)	Jun. 30, 2019 EUR (€)	May 22, 2018 EUR (€)	Sep. 23, 2015 EUR (€)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥														¥ 63,000
Legal expenses | ¥													¥ 40,084
Legal reserves | $																$ 3,203.0
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations | ¥															¥ 81,479		¥ 76,866
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund																								€ 33,800,000
Tax credit refunds																		€ 38,000,000
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | $																						$ 34.0
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $																							$ 24.4
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Amount of damages sought												€ 1,100,000,000
Recovery of payment																					€ 1,500,000,000
Amount of discount based on the settlement agreement																				€ 440,000,000
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought										€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought									€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability																			€ 100,000
Action by Syndicate Banks [Member]
Contingencies
Syndicate term loan | $						$ 60.0
Amount of damages sought | $						$ 48.0
Appeal to Taipei District Court By Syndicate Banks [Member]
Contingencies
Amount of damages sought | $	$ 42.6
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $											$ 100.0
Amount of damages sought | $											$ 68.0
NIP Guilty [Member]
Contingencies
Amount of damages sought					€ 3,450,000
Litigation settlement amount					€ 88,000,000
NIP Guilty [Member] | Rejected as invalid [Member]
Contingencies
Amount of damages sought		€ 3,450,000
Litigation settlement amount		€ 88,000,000
Action By European Commission For Infringing The Competition Law [Member]
Contingencies
Loss contingency accrual provision				€ 129,600,000
Action By Stichting Vestia [Member]
Contingencies
Litigation settlement amount			€ 153,500,000
Action by U.S. Commodity Futures Trading Commission [Member]
Contingencies
Loss contingency, agreed to pay value | $							$ 50.0
Action by Securities and Exchange Commission [Member]
Contingencies
Loss contingency, agreed to pay value | $							$ 50.0
Action by Bombay High Court [Member] | Nomura Financial Advisory and Securities (India) Private Limited (NFASPL) [Member]
Contingencies
Amount of damages sought | ₨								₨ 2.6